--------------------------------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST       Semiannual Report
--------------------------------------------------------------------------------
May 31, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

Volatility was the watchword for the municipal markets during the past six months. Early in the period, interest rates were rising. Yields on most bonds followed suit, and as they rose, bond prices fell. The higher rates and yields were prompted by Federal Reserve actions, as the Fed attempted to cool the economy. Concerned that robust economic growth could ignite higher levels of inflation, the Fed raised key short-term lending rates by 0.25% in both February and March 2000.

Later, the municipal markets rallied. Although the Fed once again raised short-term interest rates in May -- this time by 0.50% -- investors viewed it as a positive move. Convinced that the central bankers were determined to keep the economy and inflation from overheating, investors relaxed their demands for increasingly higher municipal bond yields and prices recovered to some extent. In the end, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, finished ahead by 1.02% for the period. However, high-yield municipal bonds did not fare as well as the longer maturity investment-grade securities on which the index focuses. Although steps were taken to mitigate the impact of rising rates, the Fund's performance was affected by general market volatility.

Despite the challenges facing investors, we believe the Fed's efforts to slow the economy will eventually succeed. In the past, it has taken about one year before interest rate increases have had a measurable impact. After ten months of short-term interest rate increases, we would not be surprised to see the economy start to slow in the second half of 2000.

In the pages that follow, Fund manager Maureen G. Newman will provide you with more specific information about the Fund's performance and investment strategies. For more information, please contact your financial advisor. As always, we thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
July 17, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     Municipals lagged behind Treasury bonds.

      Because they are more liquid than municipal bonds, Treasury bonds tend to respond more quickly both in bond rallies and in downturns of the bond market. This held true during the period, as Treasurys outperformed municipals when the bond market was strong, but fell behind municipals as the bond market declined.

o     Bond market beginning to pick up.

      The bond market may be in the beginning stages of a recovery, after a difficult year in 1999. Federal Reserve Board efforts to slow the economy seem to be having some success, and the bond market consequently saw several strong periods during the last six months.

o     Portfolio Manager's Commentary

      The Fund's performance reflects the difficulties of the bond market in general. For the six-month period ending May 31, 2000, the Fund's Class A shares had a total return of negative 3.40% at net asset value. The Fund experienced difficulties due in part to the poor performance of a few holdings, but we are actively working to resolve these situations. In addition, fees and other costs associated with the final sales of other holdings had a negative effect on the Fund's net asset value. In response to continued market uncertainties, we are seeking to structure the Fund to perform well in a strong bond market, but we are also taking steps to cushion the effects of a declining market. Some of the Fund's core holdings should take advantage of the bond market rally we anticipate, but we are also seeking to reduce the volatility of the Fund by employing hedging strategies.

                                                                - Maureen Newman
                                                               Portfolio Manager

Six month cumulative total returns, assuming reinvestment of all distributions for the period ended 5/31/00

NAV                       (3.40%)
----------------------------------
Market price               4.86%
----------------------------------

Distributions declared per common share 12/01/99-5/31/00(1): $0.240

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

Price per share as of 5/31/00:

NAV                       $6.97
----------------------------------
Market price              $6.19
----------------------------------

Quality Breakdown as of 5/31/00

AAA                        29.3%
----------------------------------
AA                          8.9%
----------------------------------
A                           9.3%
----------------------------------
BBB                        13.6%
----------------------------------
BB                          1.7%
----------------------------------
Non-rated                  35.8%
----------------------------------
Cash equivalents            1.4%
----------------------------------

Top Five Industry Sectors
as of 5/31/00

Hospitals                  13.9%
----------------------------------
Nursing Home                9.8%
----------------------------------
Local General
Obligations                 8.9%
----------------------------------
Refunded/Escrowed           8.4%
----------------------------------
Multi-Family Housing        6.9%
----------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected agencies: Standard & Poor's Corp., Moody's Investors Service, Inc. or Fitch Investors Service. Sector breakdowns are calculated as a percentage of net assets.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown or invest in these sectors in the future.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds - 97.3%                                PAR            VALUE
--------------------------------------------------------------------------------
EDUCATION - 1.7%
Education
CA Statewide Communities Development
  Authority, Crossroads School for Arts
  & Sciences, Series 1998,
    6.000% 08/01/28 (a)                            $     1,375     $     1,257
IL State Development Finance Authority,
  Latin School of Chicago, Series 1998,
    5.650% 08/01/28                                        230             198
MA State Industrial Finance Agency:
  Cambridge Friends School, Series 1998,
    5.800% 09/01/28                                      1,000             880
  St. John's High School, Series 1998,
    5.350% 06/01/28                                        300             245
MI Southfield Economic Development Corp.,
  Lawrence University, Series 1998 A,
    5.400% 02/01/18                                      1,000             852
MN Victoria, Holy Family Catholic High
  School, Series 1999 A,
    5.875% 09/01/29                                      1,000             876
NM Santa Fe, College of Santa Fe,
  Series 1998 A,
    5.500% 10/01/28                                        250             210
VT State Educational & Health Buildings
  Finance Agency, Norwich University,
  Series 1998,
    5.500% 07/01/21                                      1,500           1,282
                                                                   -----------
                                                                         5,800
                                                                   -----------
--------------------------------------------------------------------------------
HEALTHCARE - 27.3%
Congregate Care Retirement - 2.4%
KS Manhattan,
  Meadowlark Hills Retirement Home,
  Series 1999 A,
    6.375% 05/15/20                                        650             555
KY State Economic Development Finance
  Authority, Christian Church Homes of
  Kentucky, Inc., Series 1998,
    5.500% 11/15/30                                        750             563
MA Boston Industrial Development
  Finance Authority, Springhouse, Inc.,
  Series 1988,
    5.875% 07/01/20                                        605             488
MA State Development Finance Agency,
  Series 1999 A:
    5.625% 07/01/15                                        500             416
    5.750% 07/01/23                                        250             199
MI State Strategic Fund,
  Holland Home, Series 1998,
    5.750% 11/15/28                                        400             302
MN Columbia Heights,
  Crest View Corp., Series 1998,
    6.000% 03/01/33                                        740             600
NH State Higher Educational & Health
  Facilities Authority, Rivermead at
  Peterborough, Series 1998,
    5.625% 07/01/18                                        500             402
    5.750% 07/01/28                                        500             395
PA Philadelphia Authority for Industrial
  Development, Baptist Home of
  Philadelphia, Series 1998 A:
    5.500% 11/15/18                                        360             277
    5.600% 11/15/28                                        570             415
TN Metropolitan Government, Nashville
  and Davidson County, Blakeford at
  Green Hills, Series 1998,
    5.650% 07/01/24                                        600             450
TX Abilene Health Facilities Development Corp.,
  Sears Methodist Retirement Obligation Group:
  Series 1998 A,
    5.900% 11/15/25                                      1,000             775
  Series 1999,
    6.000% 11/15/29                                        500             388
WI State Health & Educational
  Facilities Authority:
  Attic Angel Obligated Group,
    5.750% 11/15/27                                      1,000             779
  Clement Manor, Series 1998,
    5.750% 08/15/24                                        600             473
  United Lutheran Program for Aging, Inc.,
    5.700% 03/01/28                                      1,000             772
                                                                   -----------
                                                                         8,249
                                                                   -----------
Health Services - 0.2%
IL State Health Facilities Authority,
  Midwest Physician Group, Ltd.,
  Series 1998,
    5.500% 11/15/19                                        120              94
MA State Development Finance Agency,
  Boston Biomedical Research Institute,
  Series 1999:
    5.650% 02/01/19                                        200             172
    5.750% 02/01/29                                        450             376
                                                                   -----------
                                                                           642
                                                                   -----------
Hospital - 13.9%
AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare, Series 1989,
    11.000% 10/01/19 (a)                                 2,306             115
AR Conway Health Facilities Board,
  Conway Regional Medical Center,
  Series 1999 A,
    6.400% 08/01/29                                        425             377
  Series 1999 B,
    6.400% 08/01/29                                      1,000             887
AZ Maricopa County Industrial
  Development Authority,
  Mayo Clinic Hospital, Series 1998,
    5.250% 11/15/37 (b)                                  6,000           5,076
  National Health Facilities II Project:
    5.100% 01/01/33                                      4,500           3,767

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                       PAR            VALUE
--------------------------------------------------------------------------------
CA State Health Facilities Financing Authority:
  Cedars-Sinai Medical Center, Series 1999 A,
    6.125% 12/01/30                                $       750     $       727
  Kaiser Permanente, Series 1989 A,
    (d) 10/01/12 (b)                                     5,500           2,770
CO State Health Care Facilities Authority,
  National Jewish Medical & Research Center,
  Series 1998,
    5.375% 01/01/23                                        330             251
FL Tampa, H. Lee Moffitt Cancer Center,
  Series 1999 A,
    5.750% 07/01/29                                      2,000           1,781
GA Forsyth County Hospital Authority,
  Georgia Baptist Heathcare System,
  Series 1998,
    6.000% 10/01/08                                      1,000             959
IL Health Facilities Authority,
  Thorek Hospital & Medical Center,
    5.250% 08/15/18                                        600             468
IL Southwestern Illinois Development Authority,
  Anderson Hospital, Series 1999,
    5.500% 08/15/20                                        225             177
IL State Health Facilities Authority,
  Swedish American Hospital, Series 2000,
    6.875% 11/15/30                                        500             482
IN State Health Facilities Financing Authority,
  Riverview Hospital, Series 1999,
    5.500% 08/01/24                                        400             319
LA State Public Facilities Authority,
  Touro Infirmary, Series 1999,
    5.625% 08/15/29                                      1,100             861
MI Dickinson County, Series 1999,
    5.700% 11/01/18                                        750             606
MI Flint Hospital Building Authority,
  Hurley Medical Center, Series 1998 A,
    5.375% 07/01/20                                        625             464
MI State Hospital Finance Authority,
  Detroit Medical Center, Series 1998 A,
    5.250% 08/15/28                                        650             454
MN St. Paul Housing & Redevelopment
  Authority, Healtheast Project, Series A,
    5.700% 11/01/15                                      1,000             801
MN Washington County Housing &
  Redevelopment Authority,
  Healtheast, Inc., Series 1998,
    5.250% 11/15/12                                      1,500           1,191
MS Lowndes County,
  Golden Triangle Regional Medical Center,
  Series 1990,
  8.500% 02/01/10                                          225             230
MS State Business Finance Corp.,
  Medical Foundation, Inc., Series 1998,
    5.625% 07/01/23                                      1,450           1,117
NC State Medical Care Commission:
  Stanley Memorial Hospital, Series 1999,
    6.375% 10/01/29                                      1,915           1,841
  Gaston Health Care, Series 1998,
    5.000% 02/15/29 (b)                                  5,000           3,911
NH State Higher Educational & Health
  Facilities Authority, Littleton Hospital
  Assoc., Inc., Series 1998 A:
    5.900% 05/01/28                                        780             596
    6.000% 05/01/28                                        625             500
NM State Hospital Equipment Loan Council,
  Memorial Medical Center, Series 1998,
    5.500% 06/01/28                                      1,220             937
OH Belmont County,
  East Ohio Regional Hospital, Series 1998,
    5.700% 01/01/13                                      1,875           1,566
OH Franklin County,
  Doctors OhioHealth Corp., Series 1998 A,
    5.600% 12/01/28                                      2,150           1,523
OH Highland County Joint Township
  Hospital District, Series 1999,
    6.750% 12/01/29                                      1,000             844
OH Miami County,
  Upper Valley Medical Center, Inc.,
  Series 1996 A,
    6.375% 05/15/26                                      1,000             861
OH Sandusky County, Series 1998,
    5.150% 01/01/10                                        250             222
PA Allegheny County Hospital Development,
  Ohio Valley General Hospital, Series 1998 A,
    5.450% 01/01/28                                      1,000             755
PA Mount Pleasant Business District Authority,
  Frick Hospital,
    5.750% 12/01/27                                      1,300           1,010
PA Pottsville Hospital Authority,
  Pottsville Hospital & Warne Clinic,
  Series 1998,
    5.500% 07/01/18                                      1,000             797
TX Lufkin Health Facilities Development Corp.,
  Memorial Health Systems of East Texas,
  Series 1998,
    5.700% 02/15/28                                      1,120             848
TX Richardson Hospital Authority,
  Baylor Richardson Medical Center,
  Series 1998,
    5.625% 12/01/28                                      1,200             918
UT Weber County,
  INC Health Services, Inc., Series 1999,
    5.000% 08/15/30 (b)                                  4,500           3,708
VT State Educational & Health
  Buildings Authority, Springfield Hospital,
  Series A,
    7.750% 01/01/13                                      1,115           1,185

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                            PAR            VALUE
--------------------------------------------------------------------------------
VT State Educational & Health Buildings
  Finance Agency, Brattleboro Memorial Hospital,
  5.375% 03/01/28                                  $     1,075     $       800
                                                                   -----------
                                                                        46,702
                                                                   -----------
Intermediate Care Facilities - 1.0%
IL State Development Finance Authority,
  Hoosier Care, Inc., Series 1999 A,
    7.125% 06/01/34                                      1,235           1,084
IN State Health Facilities Financing
  Authority, Hoosier Care, Inc.,
  Series 1999 A,
    7.125% 06/01/34                                        150             131
PA State Economic Development Financing
  Authority, Northwestern Human Services, Inc.,
  Series 1998 A,
    5.250% 06/01/14                                      2,510           2,091
                                                                   -----------
                                                                         3,306
                                                                   -----------
Nursing Home - 9.8%
AK Juneau, St. Ann's Care Center,
  Series 1999,
  6.875% 12/01/25                                          700             624
CO Health Care Facilities Authority:
  Pioneer Health Care, Series 1989,
    10.500% 05/01/19                                     1,965           1,928
  American Housing Foundation Inc.,
  Series 1990 A,
    10.250% 12/01/20 (c)                                 1,300             985
  Volunteers of America Care Facilities, Inc.,
  Series 1998 A:
    5.450% 07/01/08                                        300             272
    5.750% 07/01/20                                        865             702
  Series 1999 A,
    6.000% 07/01/29                                        350             283
FL Gadsden County Industrial Development
  Authority, Florida Properties, Inc.,
  Series 1988 A,
    10.450% 10/01/18                                     1,835           1,841
IA State Finance Authority,
  Care Initiatives Project, Series 1996,
    9.250% 07/01/25                                      1,000           1,205
IA State Finance Authority,
  Care Initiatives Project, Series 1998 B,
    5.750% 07/01/18                                        550             441
    5.750% 07/01/28                                      1,475           1,125
IN Gary Industrial Economic Development,
  West Side Health Care Center, Series 1987 A,
    11.500% 10/01/17                                     1,425           1,437
IN Michigan City Health Facilities,
  Metropolitan Health Foundation Inc. Project,
    10.000% 11/01/22 (a)                                 3,085           2,337
IN State Health Facilities Financing Authority,
  Metro Health Indiana, Inc., Series 1998,
    6.400% 12/01/33                                      1,210             994
KS Washington County Industrial Development
  Authority, Central States, Series 1989,
    10.250% 11/01/19 (a)                                 1,795           1,799
MA State Development Finance Agency,
  Alliance Health Care Facilities, Series 1999,
    7.100% 07/01/32                                      1,500           1,359
MA State Industrial Finance Agency,
  American Health Foundation Inc.,
  Series 1989,
    10.125% 03/01/19 (c)                                 1,923           1,366
MN Carlton, Inter-Faith Social Services, Inc.,
  Series 2000,
    7.750% 04/01/29                                        750             719
MN Minneapolis, Walker Methodist Senior
  Services Group, Series 1998 A,
    6.000% 11/15/28                                      1,200             960
MN New Hope, North Ridge Care Center, Inc.,
  Series 1999,
    5.875% 03/01/29                                        800             631
MN Sartell, Foundation for Healthcare,
  Series 1999 A,
    6.625% 09/01/29                                      1,145             986
NJ State Economic Development Authority,
  Geriatric & Medical Service, Inc., Series B,
    10.500% 05/01/20                                     2,000           1,953
PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc., Series 1989,
    10.125% 05/01/19 (a)                                 2,548           1,860
TN Metropolitan Government, Nashville &
  Davidson Counties Health & Education
  Facilities, Central States, Series 1989,
    10.250% 11/01/19 (a)                                 1,680           1,684
TX Kirbyville Health Facilities Development
  Corp., Heartway III Project:
  Series 1997 A,
    10.000% 03/20/18                                       715             638
  Series 1997 B,
    6.000% 03/20/04                                        106              63
TX Whitehouse Health Facilities Development
  Corp., Oak Brook Health Care Center,
  Series 1989,
    10.000% 12/01/19                                     1,725           1,778
WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
    7.100% 02/20/36                                      1,000           1,090
WI State Health & Educational Facilities
  Authority, Metro Health Foundation, Inc.,
  Series 1993,
    10.000% 11/01/22 (a)                                 2,775           2,102
                                                                   -----------
                                                                        33,162
                                                                   -----------
--------------------------------------------------------------------------------
HOUSING - 11.5%
Assisted Living/Senior - 3.5%
CA Abag Finance Authority for Nonprofit Corps.,
  Eskaton Gold River Lodge,
  Series 1998:
    6.375% 11/15/15 (a)                                    750             667
    6.375% 11/15/28 (a)                                    550             465

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                       PAR            VALUE
--------------------------------------------------------------------------------
DE Kent County, Heritage at Dover,
  Series 1999,
    7.625% 01/01/30                                $     1,750     $     1,647
GA Columbus Housing Authority,
  The Gardens at Calvary, Series 1999,
    7.000% 11/15/19                                        500             460
IL Clarendon Hills Residential Facilities,
  Churchill Estate, Series 1998 A:
    6.750% 03/01/31                                      1,370           1,235
    6.750% 03/01/24                                      1,050             957
IL State Development Finance Authority,
  Care Institute, Inc.,
    8.250% 06/01/25                                      1,300           1,352
MN Roseville, Care Institute, Inc.,
  Series 1993,
    7.750% 11/01/23                                      1,740           1,553
NC State Medical Care Commission,
  DePaul Community Facilities Project,
  Series 1999,
    7.625% 11/01/29                                      1,500           1,423
NY Huntington Housing Authority,
  Gurwin Jewish Senior Center, Series 1999,
    6.000% 05/01/29                                        400             320
TX Bell County Health Facilities
  Development Corp., Care Institutions, Inc.,
    9.000% 11/01/24                                      1,800           1,915
                                                                   -----------
                                                                        11,994
                                                                   -----------
Multi-Family - 6.9%
DE Wilmington,
  Electra Arms Senior Association Project,
    6.250% 06/01/28                                        985             847
FL Broward County Housing Finance Authority,
  Chaves Lake Apartment Project, Series 2000,
    7.500% 07/01/40                                        750             743
FL Clay County Housing Finance Authority,
  Madison Commons Apartments, Series 2000 A,
    7.450% 07/01/40                                        750             737
GA Clayton County Housing Authority,
  Magnolia Park Apartments, Series 1999 A,
    6.250% 06/01/30                                        955             857
MN Lakeville,
  Southfork Apartments Project:
  Series 1989 A,
    9.875% 02/01/20 (a)                                    974           1,076
  Series 1989 B,
    (e) 02/01/20                                         2,570           2,541
MN Robbinsdale Economic Development
  Authority, Series 1999 A,
    6.875% 01/01/26                                        500             460
MN Washington County Housing &
  Redevelopment Authority, Cottages of Aspen,
  Series 1992,
    9.250% 06/01/22                                      1,045           1,080
MN White Bear Lake,
  Birch Lake Townhome Project:
  Series 1989 A,
    10.250% 07/15/19                                     2,200           2,269
  Series 1989 B,
    (e) 07/15/19 (a)                                       729             295
NC Eastern Carolina Regional Housing
  Authority, New River Apartments - Jacksonville,
  Series 1994,
    8.250% 09/01/14                                      1,755           1,783
NY Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
    7.375% 06/01/21 (a)                                    378             371
  Pass Through Certificates, Series 1993 A,
    9.250% 12/01/16 (a)(b)                               5,098           5,113
TN Franklin Industrial Board,
  Landings Apartment Project, Series 1996 B,
    8.750% 04/01/27                                        920             948
TX Galveston Health Facilities Center,
  Driftwood Apartments,
    8.000% 08/01/23 (a)                                  1,000             996
TX State Department of Housing & Community
  Affairs, Pebble Brooks Apartments, Series 1998,
    5.500% 12/01/18                                      1,000             926
VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990 A,
    10.000% 01/01/21 (a)                                 1,500           1,365
WA Vancouver Housing Authority, Series I,
    5.500% 03/01/28                                      1,000             872
                                                                   -----------
                                                                        23,279
                                                                   -----------
Single Family - 1.1%
LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage, Series 1992,
    7.375% 09/01/13                                        215             219
OH State Housing Finance Agency, Series B-4,
  8.959% 03/31/31                                          625             652
TX Bexar County Housing Finance Corp.
  GNMA Collateralized Mortgage,
  Series 1989-A,
    8.200% 04/01/22                                      1,815           1,853
WA State Housing Finance Commission,
  Series 1992 D-1,
    6.150% 01/01/26                                      1,050           1,030
                                                                   -----------
                                                                         3,754
                                                                   -----------
--------------------------------------------------------------------------------
INDUSTRIAL - 4.3%
Food Products - 1.2%
IN Hammond,
  American Maize Products Co., Series 1994,
    8.000% 12/01/24                                      2,000           2,136

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                            PAR            VALUE
--------------------------------------------------------------------------------
LA Southern Louisiana Port Commission,
  Cargill, Inc. Project,
    5.850% 04/01/17                                $     1,000     $       968
MI State Strategic Fund, Michigan Sugar Co.,
  Sebewang Project, Series 1998 A,
    6.250% 11/01/15                                      1,250           1,083
                                                                   -----------
                                                                         4,187
                                                                   -----------
Forest Products - 0.6%
GA Rockdale County Development Authority,
  Solid Waste Disposal, Visy Paper, Inc.,
  Series 1993,
    7.500% 01/01/26                                      1,800           1,834
                                                                   -----------
Manufacturing - 1.9%
IL State Development Finance Authority,
  Armstrong World Industries, Inc., Project,
    5.950% 12/01/24                                      1,000             888
IL Will-Kankakee Regional Development
  Authority, Flanders Corp./Precisionaire Project,
  Series 1997,
    6.500% 12/15/17                                        950             911
MA State Industrial Finance Agency,
  House of Bianchi, Inc.,
    8.750% 06/01/18 (a)                                    335             305
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
    10.000% 09/01/16                                       740             833
NV Henderson Public Improvement Trust,
  Integrated Coating Technology Corp.,
  Series 2000,
    6.625% 11/01/10 (a)                                    272             217
TX Trinity River Authority,
  Texas Instruments Project, Series 1996,
    6.200% 03/01/20                                      1,000             984
VA State Small Business Financing Authority,
  Donsung America, Series 1998,
    7.250% 11/01/15 (a)                                    312             194
WA Pilchuck Public Development Corp.,
  Goodrich (B.F.) Co. Tramco Project,
  Series 1993,
    6.000% 08/01/23                                      2,420           2,172
                                                                   -----------
                                                                         6,504
                                                                   -----------
Metals & Mining - 0.6%
NV State Department of Business & Industry,
  Wheeling-Pittsburgh Steel Corp., Series 1999 A,
    8.000% 09/01/14                                      1,000             984
VA Greensville County Industrial Development
  Authority, Wheeling Steel, Series 1999 A,
    6.375% 04/01/04                                         95              92
    7.000% 04/01/14                                        500             451
VA Peninsula Ports Authority,
  Ziegler Coal Project, Series 1997,
    6.900% 05/02/22                                        675             575
                                                                   -----------
                                                                         2,102
                                                                   -----------
--------------------------------------------------------------------------------
OTHER - 8.6%
Other - 0.2%
MD Baltimore, Park Charles Project,
  Series 1986,
    8.000% 01/01/10                                        705             727
                                                                   -----------
Refunded/Escrowed (f) - 8.4%
CA Colton Public Financing Authority,
  Series 1995,
    7.500% 10/01/20                                      1,965           2,122
CA San Joaquin Hills Transportation
  Corridor Agency, Series 1993,
    7.000% 01/01/30                                        775             833
CO Denver City and County Airport:
  Series B,
    7.250% 11/15/23                                        580             619
  Series C,
    6.125% 11/15/25                                      2,280           2,287
FL Clearwater Housing Authority,
  Hampton Apartments, Series 1994,
    8.250% 05/01/24 (b)                                  2,470           2,779
ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
    6.650% 02/15/21                                      1,750           1,890
IL State Health Facilities Authority:
  Edgewater Medical Center, Series A,
    9.250% 07/01/24 (b)                                  1,965           2,250
  Hinsdale Hospital, Series 1990 C,
    9.500% 11/15/19                                        585             609
MA State Health & Educational
  Facilities Authority, Corporation for
  Independent Living,
    8.100% 07/01/18                                        695             764
MA State Industrial Finance Agency,
  Series 1990,
    9.000% 10/01/20                                      2,240           2,311
MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa, Series 1992 A
    9.250% 11/01/12                                        980           1,087
NC Lincoln County, Lincoln County Hospital,
    9.000% 05/01/07                                        380             421
PA Delaware County Authority,
  Southeastern Pennsylvania Obligated Group,
  Series 1996:
    6.000% 12/15/16                                      1,400           1,423
    6.000% 12/15/26                                      1,000             986
PA Montgomery County Industrial
  Development Authority, Assisted Living
  Facility, Series 1993 A,
    8.250% 05/01/23                                        830             901

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                       PAR            VALUE
--------------------------------------------------------------------------------
TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
    9.750% 08/01/19                                $       905     $     1,140
  Series 1992-C,
    9.750% 08/01/19                                        885           1,115
VI Virgin Islands Public Financing,
  Series 1992 A,
    7.250% 10/01/18                                      2,000           2,148
VI Water and Power Authority Electric
  Systems, Series 1991-A,
    7.400% 07/01/11                                        880             914
WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993:
    7.200% 07/01/03                                        170             172
    8.025% 07/01/20                                      1,480           1,528
                                                                   -----------
                                                                        28,299
                                                                   -----------
--------------------------------------------------------------------------------
OTHER REVENUE - 2.5%
Hotel - 0.3%
PA Philadelphia Authority for Industrial
  Development, Doubletree Project,
    6.500% 10/01/27                                      1,000             941
                                                                   -----------
Recreation - 1.3%
CA Statewide Communities Development
  Corp., J. Paul Getty Trust Center,
    5.000% 10/01/23 (b)                                  2,250           1,929
DC District of Columbia, Smithsonian
  Institute, Series 1997,
    5.000% 02/01/28 (b)                                  1,750           1,474
NM Red River Sports Facility, Red River
  Ski Area Project, Series 1998,
    6.450% 06/01/07                                      1,065           1,010
                                                                   -----------
                                                                         4,413
                                                                   -----------
Retail - 0.9%
NJ State Economic Development Authority,
  Glimcher Properties L.P. Project,
    6.000% 11/01/28                                      1,250           1,091
OH Lake County, North Madison Properties,
  Series 1993,
    8.819% 09/01/11 (a)                                    765             819
VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
    8.000% 12/01/10                                      1,115           1,162
                                                                   -----------
                                                                         3,072
                                                                   -----------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.4%
Disposal - 0.7%
CT State Development Authority,
  Sewer Sludge Disposal Facilities Revenue,
  NETCO New Haven Residuals, Series 1996,
    8.250% 12/01/06                                        875             945
MA State Industrial Finance Agency:
  Massachusetts Environmental Services,
  Series 1994 A,
    8.750% 11/01/21 (c)                                    975             488
  Peabody Monofill Associates, Inc.,
  Series 1995,
    9.000% 09/01/05                                      1,015           1,051
                                                                   -----------
                                                                         2,484
                                                                   -----------
Resource Recovery - 0.7%
MA Industrial Finance Agency,
  Ogden Hill Project, Series 1998 A,
    5.500% 12/01/13                                        500             442
PA Delaware County Industrial
  Development Authority, Series A,
    6.200% 07/01/19                                      2,000           1,750
                                                                   -----------
                                                                         2,192
                                                                   -----------
--------------------------------------------------------------------------------
TAX-BACKED - 18.6%
Local General Obligations - 8.9%
IL Chicago Board of Education, Series 1997 A,
    5.250% 12/01/30 (b)                                 14,470          12,544
IL Cook County, Series 1997 A,
    5.625% 11/15/22 (b)                                  4,200           3,982
NY New York City:
  Series 1997 A,
    7.000% 08/01/07                                      1,000           1,085
  Series 1997 H,
    6.000% 08/01/17                                      1,400           1,401
TX Irving Independent School District,
  Series 1997,
    (d) 02/15/18                                         1,000             337
TX San Antonio Independent School District,
  Series 1997,
    5.000% 08/15/27                                     10,435           8,863
WA King County, Series 1998 B,
  5.000% 01/01/30                                        1,965           1,643
                                                                   -----------
                                                                        29,855
                                                                   -----------
Special Non-Property Tax - 1.7%
IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
    (d) 06/15/16 (b)                                    10,000           3,809
IL State Development Finance Authority,
  City of Marion Project, Series 1991,
    9.625% 09/15/21 (b)                                  2,375           1,781
                                                                   -----------
                                                                         5,590
                                                                   -----------
Special Property Tax - 2.5%
CA Carson, Series 1992,
    7.375% 09/02/22                                        185             191
CA Orange County Community Facilities District,
  Ladera Ranch, Series 1999 A,
    6.700% 08/15/29                                        500             489
CA Placer Unified High School District,
  Series 2000 A,
    (d) 08/01/19                                         1,700             538

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                            PAR            VALUE
--------------------------------------------------------------------------------
CA Poway Community Facilities District,
  No. 88-1 Parkway Business Center,
  Series 1998,
    6.750% 08/15/15                                $       600     $       612
CA Riverside County Public Financing Authority,
  Redevelopment Projects, Series A,
    5.500% 10/01/22                                        650             558
FL Heritage Palms Community Development
   District, Series 1999,
    6.250% 11/01/04                                      1,250           1,239
FL Heritage Springs Community
  Development District, Series 1999 B,
    6.250% 05/01/05 (b)                                  1,575           1,551
FL Lexington Oaks Community
  Development District:
  Series 1998 A,
    6.125% 05/01/19                                        390             360
  Series 1998 B,
    5.500% 05/01/05                                        515             496
  Series 2000 A,
    7.200% 05/01/30                                        300             298
  Series 2000 D,
    6.700% 05/01/07                                        200             199
FL Northern Palm Beach County
  Improvement District, Series 1999,
    6.000% 08/01/29                                        750             664
FL Orlando, Conroy Road Interchange Project,
  Series 1998 A:
    5.500% 05/01/10                                        180             169
    5.800% 05/01/26                                        500             430
FL Stoneybrook Community Development District,
  Series 1998 B,
    5.700% 05/01/08                                        855             814
                                                                   -----------
                                                                         8,608
                                                                   -----------
State Appropriated - 0.3%
NY State Urban Development Corp.,
  University Facilities Grants, Series 1995,
    5.875% 01/01/21                                      1,000             978
                                                                   -----------
State General Obligation - 5.2%
DC District of Columbia, Series 1999 A,
    5.375% 06/01/18 (b)                                  2,395           2,214
TX State, Series 1999 ABC,
    5.500% 08/01/35                                      4,200           3,853
WA State, Series 1999 B,
    5.000% 01/01/24 (b)                                 13,250          11,366
                                                                   -----------
                                                                        17,433
                                                                   -----------
--------------------------------------------------------------------------------
TRANSPORTATION - 9.6%
Air Transportation - 1.8%
CO Denver City & County Airport,
  United Airlines Inc., Series 1992 A,
    6.875% 10/01/32                                      1,645           1,588
TX Alliance Airport Authority:
  American Airlines Project,
    7.500% 12/01/29                                      1,600           1,620
  Federal Express Corp., Series 1996,
    6.375% 04/01/21                                      3,000           2,865
                                                                   -----------
                                                                         6,073
                                                                   -----------
Airport - 5.7%
CO Denver City & County Airport:
  Series 1997 E,
    5.250% 11/15/23 (b)                                  4,590           4,080
  Series 1998 B,
    5.000% 11/15/25 (b)                                  2,940           2,481
  Series C,
    6.125% 11/15/25                                      2,840           2,860
  Series B,
    7.250% 11/15/23                                      2,275           2,375
MA State Port Authority, Series 1998 D,
    5.000% 07/01/28 (b)                                  6,500           5,502
MI Wayne County,
  Detroit Metropolitan Airport, Series 1998 A,
    5.000% 12/01/22                                      2,000           1,688
                                                                   -----------
                                                                        18,986
                                                                   -----------
Toll Facilities - 2.1%
CO E-470 Public Highway Authority,
  Series 2000 B:
    (d) 09/01/18 (b)                                     3,000             970
    (d) 09/01/35                                         8,750             605
NY State Thruway Authority, Series 1998 E,
    5.000% 01/01/25                                      4,330           3,693
VA Richmond Metropolitan Authority,
  Series 1998,
    5.250% 07/15/22                                      2,000           1,824
                                                                   -----------
                                                                         7,092
                                                                   -----------
--------------------------------------------------------------------------------
UTILITY - 11.8%
Independent Power Producer - 2.0%
NY Port Authority of New York & New Jersey,
  KIAC Partners, Series 1996 IV,
    6.750% 10/01/11                                      2,000           2,035
PA State Economic Development Finance
  Authority:
  Colver Project, Series D,
    7.125% 12/01/15                                      3,000           3,033
  Northampton Generating, Series A,
    6.500% 01/01/13                                      1,000             958
PR Commonwealth of Puerto Rico Industrial,
  Educational, Medical & Environmental
  Cogeneration Facilities, AES Project,
  Series 2000,
    6.625% 06/01/26                                        650             654
                                                                   -----------
                                                                         6,680
                                                                   -----------
Investor Owned - 3.7%
AZ Pima County Industrial Development
  Authority, Tucson Electric Power Co., Series A,
    6.100% 09/01/25                                        750             641

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                       PAR            VALUE
--------------------------------------------------------------------------------
CT State Development Authority,
  Connecticut Light & Power Co.,
  Series 1993 B,
    5.950% 09/01/28                                $       400     $       347
IL Bryant, Central Illinois Light Co.,
  Series 1993,
    5.900% 08/01/23 (b)                                  5,000           4,694
LA Calcasieu Parish Industrial Development
  Board, Entergy Gulf States, Inc., Series 1999,
    5.450% 07/01/10                                        500             459
LA West Feliciana Parish, Entergy Gulf
  States, Inc., Series 1999 B,
    6.600% 09/01/28                                        500             472
MS State Business Finance Corp.,
  Systems Energy Resources Project,
  Series 1998,
    5.875% 04/01/22                                      2,000           1,682
WV Pleasant County, Western Pennsylvania
  Power Co., Series 1999 E,
    5.500% 04/01/29 (b)                                  4,750           4,294
                                                                   -----------
                                                                        12,589
                                                                   -----------
Joint Power Authority - 0.2%
NC Eastern Municipal Power Agency,
  Series 1999 D,
    6.700% 01/01/19                                        500             497
                                                                   -----------
Municipal Electric - 1.2%
NY Long Island Power Authority,
  Series 1998 A,
    5.250% 12/01/26                                      2,000           1,764
WA Chelan County Public Utilities District No. 1,
  Columbia River Rock Hydroelectric,
    (d) 06/01/14                                         5,000           2,182
                                                                   -----------
                                                                         3,946
                                                                   -----------
Water & Sewer - 4.7%
FL Miami-Dade County, Series 1999 A,
    5.000% 10/01/29 (b)                                  8,000           6,785
GA Atlanta, Series 1999 A,
    5.000% 11/01/38                                      2,200           1,826
LA Public Facility Belmont Water Authority,
    9.000% 03/15/24 (a)                                    760             646
MA State Water Resources Authority,
  Series 1997 D,
    5.000% 08/01/24 (b)                                  4,000           3,425
MS V Lakes Utility District,
    8.250% 07/15/24 (a)                                    500             400
WA King County, Series 1999,
    5.250% 01/01/30 (b)                                  3,250           2,841
                                                                   -----------
                                                                        15,923
                                                                   -----------
Total Municipal Bonds
  (cost of $353,749)                                                   327,893
                                                                   -----------

Preferred Stocks - 1.2%                               SHARES
--------------------------------------------------------------------------------
Charter MAC Equity ISS
    6.625% 06/30/49 (a)                                  2,000           1,880
Muni MAE Equity ISS
    7.750% 11/01/10 (a)                                  2,000           2,000
                                                                   -----------
Total Preferred Stocks
  (cost of $4,000)                                                       3,880
                                                                   -----------
Total Investments
  (cost of $357,749) (g)                                               331,773
                                                                   -----------

Short-Term Obligations - 1.4%                          PAR
--------------------------------------------------------------------------------
Variable Rate Demand Notes (h)
IL State Development Finance Authority,
  Ulich Children's Home Project,
    4.700% 04/01/07                                $       625             625
Indiana State Hospital Equipment Finance
  Authority, Series A,
    4.650% 12/01/15                                      1,200           1,200
MI Farmington Hills Hospital Finance
  Authority, Botsford General Hospital,
  Series 1991 B,
    5.050% 02/15/16                                        600             600
MN Minneapolis, Series 1996,
    3.950% 12/01/06                                        600             600
MO State Environmental Improvement & Energy
  Resource Authority, Monsanto Co., Series 1993,
    4.650% 06/01/23                                        500             500
NY State Energy Research & Development
  Authority, Niagara Mohawk Power Corp.,
  Series B,
    5.100% 07/01/27                                        700             700
WY Sweetwater County, Pacificorp,
    4.150% 12/01/14                                        500             500
                                                                   -----------
Total Short-Term Obligations                                             4,725
                                                                   -----------
Other Assets & Liabilities - 0.1%                                          176
                                                                   -----------

Net Assets - 100.0%                                                    336,674
                                                                   -----------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Notes to Investment Portfolio:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, the value of these securities amounted to $27,963 or 8.3% of net assets.
(b) These securities, or a portion thereof, with a total market value of $101,329, are being used to collateralize open futures contracts.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d)   Zero coupon bond.
(e) Accrued interest accumulates in the value of the security and is payable at redemption.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(g)   Cost for federal income tax purposes is the same.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2000.

Short futures contracts open at May 31, 2000:

                         Par value                             Unrealized
                        covered by      Expiration            depreciation
       Type              contracts         month               at 5/31/00
--------------------------------------------------------------------------------
     Treasury Bond        99,400         September             $    (729)
     Municipal Bond       42,700         September                  (904)
                                                               ----------
                                                               $  (1,633)
                                                               ----------

      Acronym                              Name
      -------                              ----
       IFRN                     Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands except for per share amount)

Assets
Investments at value (cost $357,749)                           $   331,773
Short-term obligations                                               4,725
                                                               -----------
                                                                   336,498
Receivable for:
  Interest                                        $    6,310
  Investments sold                                       151
Other                                                     82         6,543
                                                  ----------   -----------
    Total Assets                                                   343,041

Liabilities
Payable for:
  Investments purchased                                3,170
  Variation margin on futures                          1,310
  Distributions - common shares                        1,243
  Distributions - preferred shares                        83
Accrued:
  Management fee                                         226
  Bookkeeping fee                                          7
  Deferred Trustees fees                                   7
Other                                                    321
                                                  ----------
       Total Liabilities                                             6,367
                                                               -----------
Net Assets                                                     $   336,674
                                                               ===========

Composition of Net Assets
Auction Preferred shares (5 shares issued
  and outstanding at $25,000 per share)                        $   120,000
Capital paid in                                                    283,406
Overdistributed net investment income                               (1,118)
Accumulated net realized loss                                      (38,005)
Net unrealized depreciation on:
  Investments                                                      (25,976)
  Open futures contracts                                            (1,633)
                                                               -----------
                                                                  $336,674
                                                               ===========
Net Assets at value for 31,078 common
  shares of beneficial interest outstanding                    $   216,674
                                                               ===========
Net Asset value per share                                      $      6.97
                                                               ===========
Net Assets at value including accrued
  dividends for 5 preferred shares outstanding                 $   120,083
                                                               ===========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000 (Unaudited)
(In thousands)


Investment Income
Interest                                                           $11,491

Expenses
Management fee                                    $    1,375
Bookkeeping fee                                           43
Transfer agent fee                                        31
Trustees' fees                                             9
Custodian fee                                              2
Audit fee                                                 15
Legal fee                                                 77
Reports to shareholders                                    9
Preferred shares remarketing commissions                 152
Other                                                     50         1,763
                                                  ----------   -----------

    Net Investment Income                                            9,728
                                                               -----------

Net Realized & Unrealized Loss
on Portfolio Positions
Net realized loss on:
  Investments                                         (3,813)
  Closed futures contracts                              (907)
                                                  ----------
    Net Realized Loss                                               (4,720)
Net change in unrealized appreciation /depreciation
  during the period on:
  Investments                                         (9,068)
  Open futures contracts                              (1,644)
                                                  ----------
    Net change in unrealized
      appreciation/depreciation                                    (10,712)
                                                               -----------
    Net Loss                                                       (15,432)
                                                               -----------
Decrease in Net Assets from Operations                         $    (5,704)
                                                               ===========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                (Unaudited)
                                                 Six months
                                                   ended         Period ended
                                                   May 31,       November 30,
                                                   -------       ------------
Increase (Decrease) in Net Assets                   2000           1999 (a)
--------------------------------------------------------------------------------
Operations:
Net investment income                            $   9,728       $  14,312
Net realized loss                                   (4,720)         (3,710)
Net change in unrealized appreciation/
  depreciation                                     (10,712)        (24,941)
                                                 ---------       ---------
    Net Decrease from Operations                    (5,704)        (14,339)

Distributions:
From net investment income - common                 (7,459)        (14,106)
From net investment income - preferred              (2,520)         (1,171)
                                                 ---------       ---------
                                                   (15,683)        (29,616)
Fund Share Transactions:
Preferred share offering
  (net of $282 and $1,606 offering
  costs, respectively)                                (282)        118,394
Value of distributions reinvested -
  common                                                --             156
                                                 ---------       ---------
  Net Decrease from Fund Share
  Transactions                                        (282)       (118,550)
                                                 ---------       ---------
    Total Decrease                                 (15,965)         88,934

Net Assets
Beginning of period                                352,639         263,705
                                                 ---------       ---------
End of period (net of overdistributed
  net investment income of $1,118
  and $867, respectively)                        $ 336,674       $ 352,639
                                                 =========       =========
Number of Fund Shares
Common:
Issued for distributions reinvested                     --              19
Outstanding at
  Beginning of period                               31,078          31,059
                                                 ---------       ---------
  End of period                                     31,078          31,078
                                                 ---------       ---------
Preferred:
Issued in initial offering                              --               5
Outstanding at
  Beginning of period                                    5              --
                                                 ---------       ---------
  End of period                                          5               5
                                                 ---------       ---------

(a) The Fund changed its fiscal year end from December 31 to November 30.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Colonial High Income Municipal Trust (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization:

The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

Security valuation and transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

Federal income taxes:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest income, debt discount and premium:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2000 was 4.00%. For the six months ended May 31, 2000, the Trust paid dividends to Auction Preferred shareholders amounting to $2,520,333 representing an average APS dividend rate for such period of 4.20%.

Note 3. Fees and Compensation Paid to Affiliates

Management fee:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Trust's average weekly net assets.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average weekly net assets over $50 million.

Other:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Note 4. Portfolio Information

Investment activity:

During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $22,382,755 and $24,841,361, respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

     Gross unrealized appreciation      $  5,040,845
     Gross unrealized depreciation       (31,016,866)
                                        ------------
       Net unrealized depreciation      $(25,976,021)
                                        ============

Capital loss carryforwards:

At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

     Year of                     Capital loss
   expiration                    carryforward
   ----------                    ------------
      2000                       $  3,157,000
      2001                          5,578,000
      2002                          6,579,000
      2003                          5,268,000
      2004                          2,815,000
      2005                          5,927,000
      2007                          3,942,000
                                 ------------
                                 $ 33,266,000
                                 ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

Note 5. Preferred Share Offering

On August 20, 1999, the Trust offered and currently has outstanding 4,800 Auction Preferred Shares (2,400 shares each of Series T and Series W). The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds of $118,111,212, net of underwriting and offering costs, were received upon completion of the offering.

Costs incurred by the Trust in connection with the offerings of the Auction Preferred Shares totaling $1,888,788 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At May 31, 2000 there were no such restrictions on the Trust.

Note 6. Results of Annual Meeting of Shareholders

On May 24, 2000, the Annual Meeting of Shareholders of the Trust was held to elect three Trustees (Grinnell, Mayer, Moody) to be voted by the Common and Preferred shareholders, and to elect two Trustees (Macera, Stitzel) to be voted solely by Preferred shareholders, and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000. On March 1, 2000, the record date for the Meeting, the Fund had outstanding 31,078,028 of Common shares, 2,400 Series T Preferred shares and 2,400 Series W Preferred shares. The votes cast were as follows:

                                                For                Against
                                                ---                -------
To elect a Board of Trustees:

James E. Grinnell                            26,527,608           1,006,092
William E. Mayer                             26,557,278             976,422
James L. Moody, Jr.                          26,499,267           1,034,473
Salvatore Macera                                  2,444                  51
Thomas E. Stitzel                                 2,444                  51

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000:

       For           Against        Abstain
       ---           -------        -------
   27,026,535        136,390        370,812

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common share unless otherwise noted):

                                                       (Unaudited)
                                                    Six months ended        Period ended          Year ended
                                                         May 31,            November 30,         December 31,
                                                    ----------------------------------------------------------
                                                          2000                1999 (a)               1998
--------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $  7.490               $  8.490            $  8.560
                                                       --------               --------            --------
Income from Investment Operations:
Net investment income                                     0.232                  0.461               0.519
Offering costs - preferred shares                        (0.009)                (0.052)                 --
Net realized and unrealized loss                         (0.422)                (0.917)             (0.066)
                                                       --------               --------            --------
    Total from Investment Operations                     (0.199)                (0.508)              0.453
                                                       --------               --------            --------
Less Distributions Declared to Shareholders:
From net investment income - common                      (0.240)                (0.454)             (0.523)
From net investment income - preferred                   (0.081)                (0.038)                 --
                                                       --------               --------            --------
    Total Distributions Declared to Shareholders         (0.321)                (0.492)             (0.523)
                                                       --------               --------            --------
Net Asset Value, End of Period                         $  6.970               $  7.490            $  8.490
                                                       ========               ========            ========
Market price per share                                 $  6.187               $  6.125            $  8.312
                                                       ========               ========            ========
Total return based on market value (b)                     4.86%(c)             (21.72)%(c)           2.47%
                                                       ========               ========            ========
Ratios to Average Net Assets:
Expenses (d)                                               1.58%(e)(f)            1.13%(e)            0.93%
Net investment income (d)                                  6.45%(e)(f)            5.67%(e)            6.02%
Portfolio turnover                                            7%                    16%                 29%
Net assets at end of period (000)                      $336,674               $352,639            $263,705

(a)   The Fund changed its fiscal year end from December 31 to November 30.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c)   Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)   Annualized.
(f) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                              Year Ended December 31,
                                                   --------------------------------------------
                                                     1997             1996             1995
-----------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period              $  8.340         $  8.550         $  7.960
                                                   --------         --------         --------
Income from Investment Operations:
Net investment income                                 0.552            0.566            0.597
Net realized and unrealized gain (loss)               0.214           (0.193)           0.583
                                                   --------         --------         --------
    Total from Investment Operations                  0.766            0.373            1.180
                                                   --------         --------         --------
Less Distributions Declared to Shareholders:
From net investment income - common                  (0.546)          (0.583)          (0.590)
                                                   --------         --------         --------
Net Asset Value, End of Period                     $  8.560         $  8.340         $  8.550
                                                   ========         ========         ========
Market price per share                             $  8.630         $  8.250         $  7.380
                                                   ========         ========         ========
Total return based on market value (a)                11.60%           20.09%           15.65%
                                                   ========         ========         ========
Ratios to Average Net Assets:
Expenses (b)                                           0.96%            1.00%            1.06%
Net investment income (b)                              6.54%            6.74%            7.15%
Portfolio turnover                                       17%              15%              23%
Net assets at end of period (000)                  $265,190         $257,768         $264,467

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Transfer Agent
--------------------------------------------------------------------------------

Important Information About This Report

The Transfer Agent for Colonial High Income Municipal Trust is:

BankBoston, NA.
100 Federal Street
Boston, MA 02110
1-800-730-6001

The Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

Trustees
--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST      Semiannual Report
--------------------------------------------------------------------------------

                                                 120-03/768B-0600 (7/00) 00/1164